Derivative Instruments - Gains (Losses) on Derivatives Not Designated as Hedging (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Total gains (losses) for derivatives not designated as hedges	$ 272	$ (106)	$ (183)
Investment related gains (losses)
Derivative [Line Items]
Total gains (losses) for derivatives not designated as hedges	596	(277)	793
Investment related gains (losses) | Equity options
Derivative [Line Items]
Total gains (losses) for derivatives not designated as hedges	325	(372)	955
Investment related gains (losses) | Futures
Derivative [Line Items]
Total gains (losses) for derivatives not designated as hedges	(19)	(3)	52
Investment related gains (losses) | Total return swaps
Derivative [Line Items]
Total gains (losses) for derivatives not designated as hedges	5	0	11
Investment related gains (losses) | Foreign currency swaps
Derivative [Line Items]
Total gains (losses) for derivatives not designated as hedges	14	12	3
Investment related gains (losses) | Interest rate swaps
Derivative [Line Items]
Total gains (losses) for derivatives not designated as hedges	(1)	(4)	(4)
Investment related gains (losses) | Foreign currency forwards
Derivative [Line Items]
Total gains (losses) for derivatives not designated as hedges	(2)	21	21
Investment related gains (losses) | Embedded Derivatives
Derivative [Line Items]
Total gains (losses) for derivatives not designated as hedges	274	69	(245)
Interest sensitive contract benefits | Embedded Derivatives
Derivative [Line Items]
Total gains (losses) for derivatives not designated as hedges	$ (324)	$ 171	$ (976)